Operating leases, from the perspective as a lessee (Tables)	12 Months Ended
Dec. 31, 2024
Operating leases, from the perspective as a lessee [Abstract]
Schedule of Component of Operating Lease

The following components of lease cost are included in the Company’s consolidated statements of operations and comprehensive loss:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2024	2023	2022
Operating lease cost	$1,822,184	$2,053,911	$1,948,051
Short-term lease cost	2,870	18,404	35,710
Total lease cost	$1,825,054	$2,072,315	$1,983,761

Supplemental cash flow information related to operating leases was as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$1,285,329	$2,692,699	$1,559,148
Supplemental lease cash flow disclosure
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$273,213	$1,801,664	$5,394,251
Remeasurement of the lease liabilities and right-of-use-assets due to lease modification	$1,350,538	$320,911	$1,485,436

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	December 31,	December 31,
	2024	2023

Weighted average remaining lease term of operating leases	4.78 Years	4.90 Years
Weighted average discount rate of operating leases	6.5250%	6.5250%

Schedule of Maturity Analysis of Operating Lease Liabilities

The Company’s maturity analysis of operating lease liabilities, including operating lease liabilities to related parties, as of December 31, 2024 is as follows:

Operating
Leases
2025	$1,380,935
2026	722,436
2027	655,933
2028	686,193
2029	717,589
Thereafter	556,344
Total lease payment	4,719,430
Less: imputed interest	(687,850)
Present value of operating lease liabilities	4,031,580
Less: current obligation	(1,144,338)
Long-term obligation at December 31, 2024	$2,887,242